Federal Home Loan Bank Advances - Additional Information (Detail) (USD $)	Dec. 31, 2013
Mortgage And Other Loans
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank advance	$ 145,282,544
Other Assets
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank securities	$ 2,633,300